NOTE 10. EARNINGS PER SHARE - NOTE 10. EARNINGS PER SHARE (SCHEDULE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss)	$ (329,260)	$ 55,880
Denominator:
Weighted average number of shares outstanding Basic	83,333
Earnings (loss) per share Basic and fully diluted	$ (3.95)